Earnings per Share (Details) - Schedule of weighted average number of ordinary shares - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per Share (Details) - Schedule of weighted average number of ordinary shares [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share	664,158,704
Weighted average number of ordinary shares used in calculating diluted earnings per share	$ 664,158,704
Number of Australia Shares [Member]
Earnings per Share (Details) - Schedule of weighted average number of ordinary shares [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share	664,158,704	297,914,797	257,936,715
Weighted average number of ordinary shares used in calculating diluted earnings per share	$ 664,158,704	$ 297,914,797	$ 257,936,715